STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Sep. 30, 2011
STOCK-BASED COMPENSATION
Summary of compensation cost for stock-based payment arrangements recognized in general and administrative expense

September 30,	2011	2010	2009
	(in thousands)
Compensation expense
Stock options	$7,224	$11,475	$6,899
Restricted stock	4,877	4,380	1,449

	$12,101	$15,855	$8,348

Summary of weighted-average assumptions utilized in determining the fair value of options granted

	2011	2010	2009

Risk-free interest rate	1.9%	2.3%	1.7%
Expected stock volatility	51.6%	49.9%	43.3%
Dividend yield	0.5%	0.5%	0.9%
Expected term (in years)	5.5	5.8	5.8

Summary of stock option activity

	2011		2010		2009
	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price

Outstanding at October 1,	5,572	$22.82	5,401	$20.55	4,819	$20.02
Granted	324	47.94	570	38.02	865	21.07
Exercised	(1,289)	18.24	(397)	13.63	(267)	12.18
Forfeited/Expired	(18)	34.06	(2)	38.02	(16)	26.91

Outstanding on September 30,	4,589	$25.84	5,572	$22.82	5,401	$20.55

Exercisable on September 30,	3,287	$22.35	3,888	$19.68	3,599	$17.42

Shares available to grant	6,000		761		1,656

Summary of information about outstanding and exercisable stock options

The following table summarizes information about stock options at September 30, 2011 (shares in thousands):

	Outstanding Stock Options			Exercisable Stock Options
Range of Exercise Prices	Options	Weighted-Average Remaining Life	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price

$11.3318 to $16.01	1,489	2.1	$13.91	1,489	$13.91
$21.05 to $30.2375	1,641	5.9	$24.97	1,230	$26.27
$35.105 to $47.935	1,459	7.6	$38.99	568	$36.00

$11.3318 to $47.935	4,589	5.2	$25.84	3,287	$22.35

Summary of restricted stock awards and changes in restricted stock outstanding

	2011		2010		2009
	Shares	Weighted-Average Grant Date Fair Value per Share	Shares	Weighted-Average Grant Date Fair Value per Share	Shares	Weighted-Average Grant Date Fair Value per Share

Outstanding at October 1,	289	$35.23	177	$30.06	243	$29.92
Granted	169	47.94	182	38.02	—	—
Vested	(134)	33.92	(70)	29.36	(66)	29.52
Forfeited/Expired	(1)	47.94	—	—	—	—

Outstanding on September 30,	323	$42.38	289	$35.23	177	$30.06